UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2024

EXPLANATORY NOTE: This amended Form N-CSRS for Cash Account Trust has filed to update the Advisory Agreement Board Considerations and Fee Evaluation section in Item 7(a), Financial Statements and Financial Highlights for Open-End Management Investment Companies, for DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.

Item 1.	Reports to Stockholders.

(a)

DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund: DTGXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government & Agency Money Fund	$9	0.17%

Gross expense ratio as of the latest prospectus: 0.23%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,260,414,323
Number of Portfolio Holdings	69
Total Net Advisory Fees Paid ($)	748,334
Weighted Average Maturity	20 days
7-Day Current Yield	4.73%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 4.69% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	52%
Government & Agency Obligations	50%
Other Assets and Liabilities, Net	(2%)
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGAMF-TSRS

R-103435-1 (12/24)

DWS Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares: DBBXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government Cash Institutional Shares	$8	0.15%

Gross expense ratio as of the latest prospectus: 0.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,260,414,323
Number of Portfolio Holdings	69
Total Net Advisory Fees Paid ($)	748,334
Weighted Average Maturity	20 days
7-Day Current Yield	4.75%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 4.69% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	52%
Government & Agency Obligations	50%
Other Assets and Liabilities, Net	(2%)
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGCFI-TSRS

R-103435-1 (12/24)

DWS Government & Agency Securities Portfolio

Government Cash Managed Shares: DCMXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Cash Managed Shares	$18	0.36%

Gross expense ratio as of the latest prospectus: 0.44%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,260,414,323
Number of Portfolio Holdings	69
Total Net Advisory Fees Paid ($)	748,334
Weighted Average Maturity	20 days
7-Day Current Yield	4.53%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 4.48% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	52%
Government & Agency Obligations	50%
Other Assets and Liabilities, Net	(2%)
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGCFM-TSRS

R-103435-1 (12/24)

DWS Government & Agency Securities Portfolio

Service Shares: CAGXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$51	1.01%

Gross expense ratio as of the latest prospectus: 1.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,260,414,323
Number of Portfolio Holdings	69
Total Net Advisory Fees Paid ($)	748,334
Weighted Average Maturity	20 days
7-Day Current Yield	3.89%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.85% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	52%
Government & Agency Obligations	50%
Other Assets and Liabilities, Net	(2%)
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

SERVGAS-TSRS

R-103435-1 (12/24)

DWS Tax Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares: SCIXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Cash Premier Shares	$10	0.20%

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.35%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.14% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	88%
Variable Rate Demand Preferred Shares	6%
Tax-Exempt Commercial Paper	4%
Floating-Rate Notes	1%
Other Assets and Liabilities	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. The fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

STIS-TSRS-A

R-103437-1 (12/24)

DWS Tax Exempt Portfolio

DWS Tax-Exempt Money Fund: DTBXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Money Fund	$12	0.23%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.32%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.16% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	88%
Variable Rate Demand Preferred Shares	6%
Tax-Exempt Commercial Paper	4%
Floating-Rate Notes	1%
Other Assets and Liabilities	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. The fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DTEMF-TSRS-A

R-103437-1 (12/24)

DWS Tax Exempt Portfolio

DWS Tax-Free Money Fund Class S: DTCXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Free Money Fund Class S	$14	0.28%

Gross expense ratio as of the latest prospectus: 0.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.27%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.12% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	88%
Variable Rate Demand Preferred Shares	6%
Tax-Exempt Commercial Paper	4%
Floating-Rate Notes	1%
Other Assets and Liabilities	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. The fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DTFMF-TSRS-A

R-103437-1 (12/24)

DWS Tax Exempt Portfolio

Service Shares: CHSXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$53	1.05%

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.49%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 2.35% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	88%
Variable Rate Demand Preferred Shares	6%
Tax-Exempt Commercial Paper	4%
Floating-Rate Notes	1%
Other Assets and Liabilities	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. The fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

SERVTEX-TSRS-A

R-103437-1 (12/24)

DWS Tax Exempt Portfolio

Tax-Exempt Cash Managed Shares: TXMXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Cash Managed Shares	$18	0.35%

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.20%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 3.05% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	88%
Variable Rate Demand Preferred Shares	6%
Tax-Exempt Commercial Paper	4%
Floating-Rate Notes	1%
Other Assets and Liabilities	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. The fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

STMS-TSRS-A

R-103437-1 (12/24)

DWS Tax Exempt Portfolio

Tax-Free Investment Class: DTDXX

Semi-Annual Shareholder Report—October 31, 2024

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Investment Class	$30	0.60%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	153,484,803
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.95%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2024. The 7-Day Current Yield would have been 2.8% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	88%
Variable Rate Demand Preferred Shares	6%
Tax-Exempt Commercial Paper	4%
Floating-Rate Notes	1%
Other Assets and Liabilities	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. The fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

CATTEP-TSRS-A

R-103437-1 (12/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2024
Semiannual Financial Statements and Other Information
DWS Government & Agency Securities Portfolio

Contents

3	Portfolio Summary
4	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
27	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Government & Agency Securities Portfolio

Portfolio Summary(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Net Assets)	10/31/24	4/30/24
Repurchase Agreements	51.8%	42.5%
Government & Agency Obligations	49.7%	58.1%
	101.5%	100.6%

Weighted Average Maturity	10/31/24	4/30/24
Cash Account Trust — DWS Government & Agency Securities Portfolio	20 days	32 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	29 days	31 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t
& Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government & Agency Securities Portfolio	|	3

Investment Portfolioas of October 31, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 49.7%
U.S. Government Sponsored Agencies 14.1%
Federal Farm Credit Banks Funding Corp.:
SOFR + 0.135%, 4.945% (a), 6/3/2025	5,750,000	5,750,000
SOFR + 0.14%, 4.95% (a), 8/26/2026	11,000,000	11,000,000
SOFR + 0.145%, 4.955% (a), 7/25/2025	6,000,000	6,000,000
5.25%, 12/13/2024	1,500,000	1,499,972
Federal Farm Credit Discount Notes, 5.049% (b), 1/7/2025	8,000,000	7,925,853
Federal Home Loan Bank Discount Notes:
4.593% (b), 1/10/2025	6,400,000	6,343,627
4.613% (b), 1/10/2025	30,000,000	29,734,583
Federal Home Loan Banks:
SOFR - 0.01%, Series 1, 4.8% (a), 11/15/2024	40,000,000	40,000,000
SOFR + 0.01%, Series 1, 4.82% (a), 11/14/2024	14,000,000	14,000,000
SOFR + 0.01%, 4.82% (a), 11/18/2024	56,500,000	56,500,000
SOFR + 0.01%, Series 2, 4.82% (a), 11/25/2024	23,750,000	23,750,000
SOFR + 0.01%, Series 2, 4.82% (a), 12/2/2024	12,750,000	12,750,000
SOFR + 0.015%, 4.825% (a), 12/9/2024	68,000,000	68,000,000
SOFR + 0.015%, 4.825% (a), 12/17/2024	13,250,000	13,250,000
SOFR + 0.015%, Series 3, 4.835% (a), 11/1/2024	14,000,000	14,000,000
SOFR + 0.125%, 4.935% (a), 2/24/2025	20,000,000	20,000,000
SOFR + 0.17%, Series 1, 4.98% (a), 8/20/2026	14,750,000	14,750,000
SOFR + 0.185%, 4.995% (a), 11/4/2026	76,000,000	76,000,000
SOFR + 0.19%, 5.0% (a), 10/29/2026	19,500,000	19,500,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.1%, 4.91% (a), 2/9/2026	29,500,000	29,500,000
SOFR + 0.11%, 4.92% (a), 5/7/2026	3,500,000	3,500,000
SOFR + 0.14%, 4.95% (a), 9/4/2026	6,700,000	6,700,000
Federal Home Loan Mortgage Corp. Discount Notes, 4.583% (b), 1/15/2025	8,250,000	8,172,313
Federal National Mortgage Association:
SOFR + 0.1%, 4.91% (a), 6/18/2026	15,750,000	15,750,000
SOFR + 0.12%, 4.93% (a), 7/29/2026	20,000,000	20,000,000
SOFR + 0.135%, 4.945% (a), 8/21/2026	26,250,000	26,250,000
SOFR + 0.14%, 4.95% (a), 9/11/2026	42,375,000	42,375,000
SOFR + 0.14%, 4.95% (a), 10/23/2026	8,000,000	8,000,000
		601,001,348
The accompanying notes are an integral part of the financial statements.

4	|	DWS Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
U.S. Treasury Obligations 35.6%
U.S. Treasury Bills:
4.066% (b), 7/10/2025	20,000,000	19,440,828
4.157% (b), 10/30/2025	10,000,000	9,586,533
4.356% (b), 4/10/2025	85,000,000	83,377,067
4.502% (b), 2/11/2025	60,500,000	59,738,910
4.583% (b), 3/6/2025	20,000,000	19,686,111
4.589% (b), 1/9/2025	60,500,000	59,975,115
4.591% (b), 1/16/2025	71,000,000	70,321,303
4.645% (b), 3/6/2025	40,000,000	39,363,681
4.7% (b), 12/10/2024	60,500,000	60,196,149
4.736% (b), 2/6/2025	50,000,000	49,370,712
4.776% (b), 2/20/2025	85,500,000	84,258,194
4.814% (b), 3/20/2025	3,000,000	2,944,996
4.835% (b), 3/20/2025	7,000,000	6,871,118
4.951% (b), 4/17/2025	10,000,000	9,773,483
5.01% (b), 12/17/2024	78,300,000	77,805,653
5.014% (b), 12/17/2024	51,800,000	51,472,696
5.014% (b), 2/20/2025	21,000,000	20,679,779
5.11% (b), 1/9/2025	40,000,000	39,613,600
5.196% (b), 12/12/2024	40,000,000	39,766,551
5.201% (b), 12/12/2024	50,000,000	49,707,875
5.223% (b), 11/7/2024	40,000,000	39,965,660
5.238% (b), 11/14/2024	30,000,000	29,944,035
5.273% (b), 11/5/2024	50,000,000	49,971,104
5.275% (b), 11/5/2024	100,000,000	99,942,189
5.278% (b), 11/5/2024	50,000,000	49,971,078
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 4.667% (a), 7/31/2025	45,000,000	44,986,521
3-month U.S. Treasury Bill Money Market Yield + 0.169%, 4.711% (a), 4/30/2025	100,000,000	99,997,053
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 4.712% (a), 10/31/2025	45,000,000	44,986,721
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 4.742% (a), 1/31/2025	200,000,000	200,058,811
		1,513,773,526
Total Government & Agency Obligations (Cost $2,114,774,874)		2,114,774,874
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	5

	Principal Amount ($)	Value ($)
Repurchase Agreements 51.8%
Barclays Bank PLC, 4.86%, dated 10/31/2024, to be repurchased at $269,036,315 on 11/1/2024 (c)	269,000,000	269,000,000
BNP Paribas:
4.65%, dated 10/31/2024, to be repurchased at $150,019,375 on 11/1/2024 (d)	150,000,000	150,000,000
4.85%, dated 10/31/2024, to be repurchased at $459,661,918 on 11/1/2024 (e)	459,600,000	459,600,000
4.86%, dated 10/31/2024, to be repurchased at $1,000,135 on 11/1/2024 (f)	1,000,000	1,000,000
Citigroup Global Markets, Inc., 4.85%, dated 10/31/2024, to be repurchased at $192,125,880 on 11/1/2024 (g)	192,100,000	192,100,000
Fixed Income Clearing Corp., 4.87%, dated 10/31/2024, to be repurchased at $300,040,583 on 11/1/2024 (h)	300,000,000	300,000,000
HSBC Securities, Inc., 4.85%, dated 10/31/2024, to be repurchased at $205,427,672 on 11/1/2024 (i)	205,400,000	205,400,000
JPMorgan Securities, Inc., 4.87%, dated 10/31/2024, to be repurchased at $189,825,676 on 11/1/2024 (j)	189,800,000	189,800,000
Merrill Lynch & Co., Inc., 4.86%, dated 10/31/2024, to be repurchased at $165,022,275 on 11/1/2024 (k)	165,000,000	165,000,000
Royal Bank of Canada, 4.86%, dated 10/31/2024, to be repurchased at $201,027,135 on 11/1/2024 (l)	201,000,000	201,000,000
Wells Fargo Bank:
4.85%, dated 10/31/2024, to be repurchased at $73,709,929 on 11/1/2024 (m)	73,700,000	73,700,000
4.86%, dated 10/31/2024, to be repurchased at $1,000,135 on 11/1/2024 (n)	1,000,000	1,000,000
Total Repurchase Agreements (Cost $2,207,600,000)		2,207,600,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,322,374,874)	101.5	4,322,374,874
Other Assets and Liabilities, Net	(1.5)	(61,960,551)
Net Assets	100.0	4,260,414,323

(a)	Floating rate security. These securities are shown at their current rate as of October 31, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government & Agency Securities Portfolio

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
292,191,900	U.S. Treasury Bonds	1.375	8/15/2050	151,369,148
148,642,100	U.S. Treasury Notes	0.625	5/15/2030	123,010,887
Total Collateral Value				274,380,035

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
154,208,600	U.S. Treasury Notes	1.0–4.5	12/15/2024–10/31/2026	153,000,081

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,077,400	U.S. Treasury Bills	Zero Coupon	11/29/2024–8/7/2025	14,785,232
462,845,600	U.S. Treasury Notes	0.75–5.0	11/30/2024–9/30/2026	454,006,332
400	U.S. Treasury Inflation Index Notes	0.125	10/15/2026	446
Total Collateral Value				468,792,010

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,005,200	U.S. Treasury Notes	0.375–4.625	11/30/2025–9/15/2026	1,019,293
600	U.S. Treasury Inflation Index Notes	0.125–0.5	10/15/2025–1/15/2028	718
Total Collateral Value				1,020,011

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
196,170,000	U.S. Treasury Bills	Zero Coupon	11/5/2024–11/12/2024	195,866,431
72,000	U.S. Treasury Bonds	1.375–4.75	8/15/2050–11/15/2053	75,614
Total Collateral Value				195,942,045

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
453,921,300	U.S. Treasury Bonds	1.75–2.0	8/15/2041–11/15/2041	306,000,119
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	7

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
207,820,100	U.S. Treasury Bonds	2.125–4.875	11/30/2024–11/15/2033	209,508,002

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
84,314,427	Federal Home Loan Mortgage Corporation	4.5–6.0	11/1/2048–9/1/2054	85,635,408
112,015,234	Federal National Mortgage Association	1.5–7.0	7/1/2035–11/1/2054	107,960,593
Total Collateral Value				193,596,001

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
228,167,015	Federal Home Loan Mortgage Corporation	0.0–13.778	2/25/2025–3/25/2061	128,592,186
211,208,610	Federal National Mortgage Association	2.0–5.5	6/25/2033–4/25/2053	39,707,814
Total Collateral Value				168,300,000

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,938,600	U.S. Treasury Inflation Index Bonds	0.875	2/15/2047	1,939,539
312,600	U.S. Treasury Notes	1.75–4.0	8/15/2027–1/31/2031	308,851
53,486,900	U.S. Treasury Strips	Zero Coupon	2/15/2046–8/15/2050	16,578,369
119,263,745	Federal Home Loan Mortgage Corporation	1.5–6.5	5/1/2040–8/1/2054	104,814,220
41,034,659	Federal National Mortgage Association	2.0–7.0	4/1/2047–9/1/2054	38,628,383
46,300,227	Government National Mortgage Association	3.0–7.0	12/20/2041–9/20/2054	42,778,343
Total Collateral Value				205,047,705

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
92,143,775	U.S. Treasury Bonds	1.25–7.625	2/15/2025–2/15/2053	75,174,004
The accompanying notes are an integral part of the financial statements.

8	|	DWS Government & Agency Securities Portfolio

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,047,282	Federal Home Loan Mortgage Corporation	1.5–7.5	9/1/2025–11/1/2054	1,020,000

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,114,774,874	$—	$2,114,774,874
Repurchase Agreements	—	2,207,600,000	—	2,207,600,000
Total	$—	$4,322,374,874	$—	$4,322,374,874

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	9

Statement of Assets and Liabilities
as of October 31, 2024 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$2,114,774,874
Repurchase agreements, valued at amortized cost	2,207,600,000
Cash	31,888
Receivable for Fund shares sold	23,184,509
Interest receivable	4,260,877
Other assets	192,365
Total assets	4,350,044,513
Liabilities
Payable for investments purchased	76,000,000
Payable for Fund shares redeemed	6,838,948
Distributions payable	6,163,647
Accrued management fee	89,499
Accrued Trustees' fees	13,514
Other accrued expenses and payables	524,582
Total liabilities	89,630,190
Net assets, at value	$4,260,414,323
Net Assets Consist of
Distributable earnings (loss)	(35,686)
Paid-in capital	4,260,450,009
Net assets, at value	$4,260,414,323
The accompanying notes are an integral part of the financial statements.

10	|	DWS Government & Agency Securities Portfolio

Statement of Assets and Liabilities as of October 31, 2024 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($2,327,988,598 ÷ 2,328,091,781 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($1,916,006,942 ÷ 1,916,091,870 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($13,713,030 ÷ 13,713,638 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,705,753 ÷ 2,705,873 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	11

Statement of Operations
for the six months ended October 31, 2024 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$108,029,553
Expenses:
Management fee	1,489,536
Administration fee	1,994,988
Services to shareholders	370,837
Distribution and service fees	17,647
Custodian fee	20,128
Professional fees	38,200
Reports to shareholders	37,960
Registration fees	87,224
Trustees' fees and expenses	59,736
Other	80,500
Total expenses before expense reductions	4,196,756
Expense reductions	(883,342)
Total expenses after expense reductions	3,313,414
Net investment income	104,716,139
Net realized gain (loss) from investments	100,907
Net increase (decrease) in net assets resulting from operations	$104,817,046
The accompanying notes are an integral part of the financial statements.

12	|	DWS Government & Agency Securities Portfolio

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2024	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$104,716,139	$142,128,659
Net realized gain (loss)	100,907	153,717
Net increase (decrease) in net assets resulting from operations	104,817,046	142,282,376
Distributions to shareholders:
DWS Government & Agency Money Fund	(51,347,440)	(55,571,156)
DWS Government Cash Institutional Shares	(52,994,710)	(85,535,833)
Government Cash Managed Shares	(317,896)	(709,649)
Service Shares	(56,093)	(312,022)
Total distributions	(104,716,139)	(142,128,660)
Fund share transactions:
Proceeds from shares sold	44,174,244,361	62,838,422,987
Reinvestment of distributions	62,057,887	70,950,130
Payments for shares redeemed	(43,812,328,937)	(60,841,567,834)
Net increase (decrease) in net assets from Fund share transactions	423,973,311	2,067,805,283
Increase (decrease) in net assets	424,074,218	2,067,958,999
Net assets at beginning of period	3,836,340,105	1,768,381,106
Net assets at end of period	$4,260,414,323	$3,836,340,105

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	13

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.026	.052	.029	.000 *	.000 *	.016
Net realized gain (loss)	.000 *	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*
Total from investment operations	.026	.052	.029	.000 *	.000 *	.016
Less distributions from:
Net investment income	(.026 )	(.052 )	(.029 )	(.000 )*	(.000 )*	(.016 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.60 **	5.35	2.92	.03	.01	1.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,328	1,664	397	169	218	242
Ratio of expenses before expense reductions (%)	.21 ***	.23	.28	.26	.25	.26
Ratio of expenses after expense reductions (%)	.17 ***	.13	.16	.07	.11	.20
Ratio of net investment income (%)	5.05 ***	5.21	3.25	.03	.01	1.59

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Government & Agency Securities Portfolio

DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.026	.052	.029	.000 *	.000 *	.017
Net realized gain (loss)	.000 *	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*
Total from investment operations	.026	.052	.029	.000 *	.000 *	.017
Less distributions from:
Net investment income	(.026 )	(.052 )	(.029 )	(.000 )*	(.000 )*	(.017 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.61 **	5.33	2.97	.04	.03	1.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,916	2,156	1,351	2,796	2,396	2,563
Ratio of expenses before expense reductions (%)	.20 ***	.21	.23	.21	.21	.22
Ratio of expenses after expense reductions (%)	.15 ***	.12	.10	.06	.09	.14
Ratio of net investment income (%)	5.13 ***	5.22	2.69	.04	.03	1.67

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	15

DWS Government & Agency Securities Portfolio — Government Cash Managed Shares
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.025	.050	.027	.000 *	.000 *	.015
Net realized gain (loss)	.000 *	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*
Total from investment operations	.025	.050	.027	.000 *	.000 *	.015
Less distributions from:
Net investment income	(.025 )	(.050 )	(.027 )	(.000 )*	(.000 )*	(.015 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.50 **	5.13	2.77	.01	.01	1.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	14	11	59	60	137
Ratio of expenses before expense reductions (%)	.41 ***	.44	.43	.38	.42	.42
Ratio of expenses after expense reductions (%)	.36 ***	.31	.30	.08	.13	.33
Ratio of net investment income (%)	4.90 ***	5.02	2.07	.01	.01	1.53

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS Government & Agency Securities Portfolio

DWS Government & Agency Securities Portfolio — Service Shares
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.021	.044	.021	.000 *	.000 *	.009
Net realized gain (loss)	.000 *	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*
Total from investment operations	.021	.044	.021	.000 *	.000 *	.009
Less distributions from:
Net investment income	(.021 )	(.044 )	(.021 )	(.000 )*	(.000 )*	(.009 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.16 **	4.45	2.13	.01	.01	.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2	10	12	22	28
Ratio of expenses before expense reductions (%)	1.05 ***	1.06	1.10	1.05	1.05	1.05
Ratio of expenses after expense reductions (%)	1.01 ***	.95	.91	.07	.12	.90
Ratio of net investment income (%)	4.25 ***	4.30	1.78	.01	.01	.94

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	17

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two diversified funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
The Fund offers multiple classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially

18	|	DWS Government & Agency Securities Portfolio

valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of October 31, 2024, the Fund held repurchase agreements with a gross value of $2,207,600,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2024, the Fund had net tax basis capital loss carryforwards of $341,116 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $4,322,374,874.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended April 30, 2024, remains subject to examination by taxing authorities.

DWS Government & Agency Securities Portfolio	|	19

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

20	|	DWS Government & Agency Securities Portfolio

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.072% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
DWS Government & Agency Money Fund	.45%
DWS Government Cash Institutional Shares	.18%
Government Cash Managed Shares	.46%
For the period from May 1, 2024 through October 31, 2024, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.15%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund, Government Cash Managed Shares and Service Shares.

DWS Government & Agency Securities Portfolio	|	21

For the six months ended October 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$375,440
DWS Government Cash Institutional Shares	504,664
Government Cash Managed Shares	2,769
Service Shares	469
$883,342
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2024, the Administration Fee was $1,994,988, of which $353,903 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2024
DWS Government & Agency Money Fund	$30,184	$9,635
DWS Government Cash Institutional Shares	129,611	28,728
Government Cash Managed Shares	4,482	1,505
Service Shares	3,480	1,239
	$167,757	$41,107
In addition, for the six months ended October 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$187,304
DWS Government Cash Institutional Shares	2,072
$189,376

22	|	DWS Government & Agency Securities Portfolio

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2024	Annualized Rate	Contractual Rate
Service Shares	$7,922	$1,416.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the six months ended October 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2024	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$9,725	$1,799.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $835, of which $180 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2024.

DWS Government & Agency Securities Portfolio	|	23

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended October 31, 2024		Year Ended April 30, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	1,478,333,598	$1,478,333,598	2,266,773,435	$2,266,773,435
DWS Government Cash Institutional Shares	42,673,885,872	42,673,885,872	60,496,401,807	60,496,401,807
Government Cash Managed Shares	20,663,700	20,663,700	55,931,558	55,931,558
Service Shares	1,356,184	1,356,184	19,310,581	19,310,581
Account maintenance fees	—	5,007	—	5,606
		$44,174,244,361		$62,838,422,987
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	51,416,285	$51,416,285	55,311,081	$55,311,081
DWS Government Cash Institutional Shares	10,584,965	10,584,965	15,326,341	15,326,341
Government Cash Managed Shares	544	544	1,926	1,926
Service Shares	56,093	56,093	310,782	310,782
		$62,057,887		$70,950,130

24	|	DWS Government & Agency Securities Portfolio

	Six Months Ended October 31, 2024		Year Ended April 30, 2024
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Government & Agency Money Fund	(865,637,393)	$(865,637,393)	(1,054,844,805)	$(1,054,844,805)
DWS Government Cash Institutional Shares	(42,924,834,395)	(42,924,834,395)	(59,707,108,094)	(59,707,108,094)
Government Cash Managed Shares	(20,847,598)	(20,847,598)	(52,767,534)	(52,767,534)
Service Shares	(1,009,551)	(1,009,551)	(26,847,401)	(26,847,401)
		$(43,812,328,937)		$(60,841,567,834)
Net increase (decrease)
DWS Government & Agency Money Fund	664,112,490	$664,112,490	1,267,239,711	$1,267,239,711
DWS Government Cash Institutional Shares	(240,363,558)	(240,363,558)	804,620,054	804,620,054
Government Cash Managed Shares	(183,354)	(183,354)	3,165,950	3,165,950
Service Shares	402,726	402,726	(7,226,038)	(7,226,038)
Account maintenance fees	—	5,007	—	5,606
		$423,973,311		$2,067,805,283
E.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At October 31, 2024, 15% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash

DWS Government & Agency Securities Portfolio	|	25

management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

26	|	DWS Government & Agency Securities Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Government & Agency Securities Portfolio	|	27

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2023, the Fund’s gross performance (Service Shares) was in the 4th quartile and 3rd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). Based on Broadridge data provided as of December 31, 2023, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if

28	|	DWS Government & Agency Securities Portfolio

applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (2nd quartile) and DWS Government & Agency Money Fund shares (2nd quartile); and higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Government Cash Managed Shares (3rd quartile) and Service Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

DWS Government & Agency Securities Portfolio	|	29

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
GAS-BFE2024

30	|	DWS Government & Agency Securities Portfolio

GAS-NCSRS

October 31, 2024
Semiannual Financial Statements and Other Information
DWS Tax-Exempt Portfolio

Contents
3	Investment Portfolio
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
22	Notes to Financial Statements
31	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Tax-Exempt Portfolio

Investment Portfolioas of October 31, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.3%
California 13.4%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.85%, 11/12/2024	4,400,000	4,400,000
Series A-2, TECP, 3.85%, 11/12/2024	2,150,000	2,150,000
California, General Obligation:
Series A-2, 3.0% (a), 11/1/2024, LOC: State Street B&T Co.	2,950,000	2,950,000
Series A-1, 3.15% (a), 11/1/2024, LOC: Barclays Bank PLC	200,000	200,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 3.01% (a), 11/7/2024, LOC: Wells Fargo Bank NA	1,600,000	1,600,000
Nuveen California Quality Municipal Income Fund:
Series 7, 144A, AMT, 3.31% (a), 11/7/2024, LIQ: Royal Bank of Canada	700,000	700,000
Series 1-1362, 144A, AMT, 3.33% (a), 11/7/2024, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 3.36% (a), 11/7/2024, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		20,600,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, “I” , Series SF, 3.3% (a), 11/7/2024, SPA: Royal Bank of Canada	450,000	450,000
Florida 2.4%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 3.25% (a), 11/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	930,000	930,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.24% (a), 11/7/2024, LOC: TD Bank NA	1,075,000	1,075,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.25% (a), 11/7/2024, LOC: Northern Trust Company	800,000	800,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	3

	Principal Amount ($)	Value ($)
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 3.29% (a), 11/7/2024, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 3.25% (a), 11/7/2024, LOC: Freddie Mac	825,000	825,000
		3,710,000
Georgia 0.4%
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 3.39% (a), 11/7/2024, LOC: Wells Fargo Bank NA	550,000	550,000
Illinois 9.7%
Brookfield, IL, Zoo Project, 3.25% (a), 11/7/2024, LOC: Northern Trust Company	200,000	200,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 3.24% (a), 11/7/2024, LOC: BMO Harris Bank NA	275,000	275,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 3.05% (a), 11/7/2024, LOC: BMO Harris Bank NA	4,800,000	4,800,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 3.25% (a), 11/7/2024, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 3.24% (a), 11/7/2024, LOC: BMO Harris Bank NA	1,960,000	1,960,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 3.34% (a), 11/7/2024, LOC: Northern Trust Company	1,835,000	1,835,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.9% (a), 11/1/2024, LOC: TD Bank NA	3,500,000	3,500,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 3.34% (a), 11/7/2024, LOC: Freddie Mac	815,000	815,000
		14,935,000
Indiana 1.0%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 3.38% (a), 11/7/2024, LOC: Federal Home Loan Bank	580,000	580,000
St. Joseph County, IN, Economic Development Revenue, 3.53% (a), 11/7/2024, LOC: PNC Bank NA	895,000	895,000
		1,475,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Iowa 3.5%
Iowa, Single-Family Finance Authority, Series B, 3.24% (a), 11/7/2024, SPA: Royal Bank of Canada	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 3.27% (a), 11/7/2024	1,400,000	1,400,000
		5,400,000
Kansas 2.3%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.95% (a), 11/1/2024, LOC: U.S. Bank NA	2,555,000	2,555,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 3.31% (a), 11/7/2024, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		3,555,000
Kentucky 2.9%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 3.4% (a), 11/7/2024, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 4.05% (a), 11/1/2024, LOC: PNC Bank NA	4,150,000	4,150,000
		4,450,000
Louisiana 4.8%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 3.2% (a), 11/7/2024, LOC: Sumitomo Mitsui Banking	2,310,000	2,310,000
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 4.0% (a), 11/1/2024, LOC: Toronto-dominion Bank	4,600,000	4,600,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 3.34% (a), 11/7/2024, LOC: Freddie Mac	535,000	535,000
		7,445,000
Maryland 0.1%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 3.53% (a), 11/7/2024, LOC: PNC Bank NA	90,000	90,000
Massachusetts 5.9%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.3% (a), 11/7/2024, LOC: TD Bank NA	400,000	400,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	5

	Principal Amount ($)	Value ($)
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.95% (a), 11/1/2024, LOC: Bank of America NA	3,175,000	3,175,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center:
Series J-2-R, 3.95% (a), 11/1/2024, LOC: TD Bank NA	400,000	400,000
Series K, 3.95% (a), 11/1/2024, LOC: TD Bank NA	1,400,000	1,400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.25% (a), 11/1/2024	2,000,000	2,000,000
Massachusetts, State Water Resources Authority, Series A1, 3.15% (a), 11/7/2024, SPA: JP Morgan Chase Bank NA	1,635,000	1,635,000
		9,010,000
Minnesota 3.1%
Rochester City, MN, Bella Grove Apartments Project, Series C, 3.38% (a), 11/7/2024, LOC: Federal Home Loan Bank	4,800,000	4,800,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 3.25% (a), 11/7/2024, GTY: Chevron Corp.	50,000	50,000
Missouri 2.6%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 3.36% (a), 11/7/2024, LOC: Sumitomo Mitsui Banking	1,510,000	1,510,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 3.95% (a), 11/1/2024, LOC: Barclays Bank PLC	2,195,000	2,195,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 3.39% (a), 11/7/2024, LOC: Bank of America NA	295,000	295,000
		4,000,000
Nebraska 1.4%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 3.27% (a), 11/7/2024	2,200,000	2,200,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 3.35% (a), 11/7/2024, LOC: JP Morgan Chase Bank NA	400,000	400,000
New York 13.5%
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.29% (a), 11/7/2024, LOC: TD Bank NA	360,000	360,000
The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Series 2012-G1, 4.0% (a), 11/1/2024, LOC: Barclays Bank PLC	1,900,000	1,900,000
Series E-1, 4.0% (a), 11/1/2024, LOC: Barclays Bank PLC	4,190,000	4,190,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 3.29% (a), 11/7/2024, LOC: Fannie Mae	360,000	360,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 3.22% (a), 11/7/2024, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 3.22% (a), 11/7/2024, LOC: Barclays Bank PLC	800,000	800,000
Series B-4C, 3.9% (a), 11/1/2024, LOC: U.S. Bank NA	650,000	650,000
Series B, 4.0% (a), 11/1/2024, LOC: TD Bank NA	1,745,000	1,745,000
New York, NY, General Obligation:
Series D-5, 3.24% (a), 11/7/2024, LOC: PNC Bank NA	900,000	900,000
Series L-4, 3.9% (a), 11/1/2024, LOC: U.S. Bank NA	2,400,000	2,400,000
Series A-3, 3.98% (a), 11/1/2024, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series G-6, 4.15% (a), 11/1/2024, LOC: Mizuho Bank Ltd.	1,200,000	1,200,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 3.22% (a), 11/7/2024, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 3.9% (a), 11/1/2024, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 3.9% (a), 11/1/2024, LIQ: State Street B&T Co.	3,800,000	3,800,000
		20,780,000
North Carolina 3.6%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 4.0% (a), 11/1/2024, LOC: Royal Bank of Canada	5,490,000	5,490,000
Ohio 6.5%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 3.29% (a), 11/7/2024, LOC: Northern Trust Company	6,500,000	6,500,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.25% (a), 11/7/2024, LOC: Northern Trust Company	1,210,000	1,210,000
Ohio, State Hospital Revenue, University Hospitals Health System, Inc., Series A, 3.95% (a), 11/1/2024, LOC: PNC Bank NA	2,200,000	2,200,000
		9,910,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	7

	Principal Amount ($)	Value ($)
Oklahoma 2.4%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 3.38% (a), 11/7/2024, INS: BAM, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.6%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 3.9% (a), 11/1/2024, LOC: U.S. Bank NA	2,200,000	2,200,000
Series B, 4.0% (a), 11/1/2024, LOC: TD Bank NA	200,000	200,000
		2,400,000
Pennsylvania 2.0%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 3.34% (a), 11/7/2024, LOC: PNC Bank NA	2,100,000	2,100,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 3.38% (a), 11/7/2024, LOC: PNC Bank NA	100,000	100,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 3.34% (a), 11/7/2024, LOC: PNC Bank NA	100,000	100,000
Philadelphia, PA, General Obligation, Series B, 3.23% (a), 11/7/2024, LOC: Barclays Bank PLC	715,000	715,000
		3,015,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 3.25% (a), 11/7/2024, LOC: TD Bank NA	865,000	865,000
South Dakota 1.4%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 3.6% (a), 11/7/2024, LOC: U.S. Bank NA	2,155,000	2,155,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group, Series B, 3.2% (a), 11/7/2024, LOC: U.S. Bank NA	700,000	700,000
Texas 4.1%
Harris County, TX, Hospital District Revenue, 3.29% (a), 11/7/2024, LOC: JP Morgan Chase Bank NA	505,000	505,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 3.05% (a), 11/7/2024, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Series C-2, 3.34% (a), 11/7/2024, LOC: Bank of NY Mellon	3,655,000	3,655,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 4.0% (a), 11/1/2024, LOC: TD Bank NA	825,000	825,000
		6,245,000
Vermont 1.8%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 3.32% (a), 11/7/2024, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 4.01% (a), 11/1/2024, LOC: TD Bank NA	1,025,000	1,025,000
		2,785,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 3.3% (a), 11/7/2024, LOC: Northern Trust Company	1,125,000	1,125,000
Washington 2.2%
Washington, State Housing Finance Commission, Combridge Apartments, 3.27% (a), 11/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,065,000	1,065,000
Washington, State Housing Finance Commission, Panorama Project, 3.24% (a), 11/7/2024, LOC: Wells Fargo Bank NA	1,850,000	1,850,000
Washington, State Housing Finance Commission, The Evergreen School, 3.24% (a), 11/7/2024, LOC: Wells Fargo Bank NA	460,000	460,000
		3,375,000
Wisconsin 1.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 4.0% (a), 11/1/2024, LOC: Barclays Bank PLC	2,395,000	2,395,000
Other 2.8%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 3.26% (a), 11/7/2024, LIQ: Freddie Mac	2,340,000	2,340,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 3.45% (b), 12/15/2028, GTY: Freddie Mac	2,005,000	2,005,000
		4,345,000
Total Municipal Investments (Cost $152,455,000)		152,455,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	9

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $152,455,000)	99.3	152,455,000
Other Assets and Liabilities, Net	0.7	1,029,803
Net Assets	100.0	153,484,803

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Portfolio

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$152,455,000	$—	$152,455,000
Total	$—	$152,455,000	$—	$152,455,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	11

Statement of Assets and Liabilities
as of October 31, 2024 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$152,455,000
Cash	35,428
Receivable for investments sold	360,000
Receivable for Fund shares sold	150,626
Interest receivable	580,631
Other assets	63,171
Total assets	153,644,856
Liabilities
Payable for Fund shares redeemed	2,853
Distributions payable	85,707
Accrued Trustees' fees	2,180
Other accrued expenses and payables	69,313
Total liabilities	160,053
Net assets, at value	$153,484,803
Net Assets Consist of
Distributable earnings (loss)	(30,920)
Paid-in capital	153,515,723
Net assets, at value	$153,484,803
The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Portfolio

Statement of Assets and Liabilities as of October 31, 2024 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($336,827 ÷ 336,522 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($78,859,662 ÷ 78,788,400 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($33,801,579 ÷ 33,771,060 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,621,036 ÷ 2,618,662 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($33,381,295 ÷ 33,351,019 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($4,484,404 ÷ 4,480,345 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	13

Statement of Operations
for the six months ended October 31, 2024 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$2,663,115
Expenses:
Management fee	57,359
Administration fee	76,746
Services to shareholders	46,395
Distribution and service fees	39,731
Custodian fee	2,264
Professional fees	26,240
Reports to shareholders	25,272
Registration fees	52,488
Trustees' fees and expenses	4,048
Other	23,002
Total expenses before expense reductions	353,545
Expense reductions	(123,740)
Total expenses after expense reductions	229,805
Net investment income	2,433,310
Net realized gain (loss) from investments	(3)
Net increase (decrease) in net assets resulting from operations	$2,433,307
The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Portfolio

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2024	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$2,433,310	$4,635,460
Net realized gain (loss)	(3)	—
Net increase (decrease) in net assets resulting from operations	2,433,307	4,635,460
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(11,429)	(109,235)
DWS Tax-Exempt Money Fund	(1,263,341)	(2,599,480)
DWS Tax-Free Money Fund Class S	(541,946)	(1,127,447)
Service Shares	(26,332)	(80,957)
Tax-Exempt Cash Managed Shares	(537,018)	(620,132)
Tax-Free Investment Class	(53,244)	(98,209)
Total distributions	(2,433,310)	(4,635,460)
Fund share transactions:
Proceeds from shares sold	57,186,213	144,343,953
Reinvestment of distributions	1,854,125	3,866,244
Payments for shares redeemed	(69,188,101)	(122,967,225)
Net increase (decrease) in net assets from Fund share transactions	(10,147,763)	25,242,972
Increase (decrease) in net assets	(10,147,766)	25,242,972
Net assets at beginning of period	163,632,569	138,389,597
Net assets at end of period	$153,484,803	$163,632,569

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	15

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.016	.032	.018	.000 *	.000 *	.013
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.016	.032	.018	.000 *	.000 *	.013
Less distributions from:
Net investment income	(.016 )	(.032 )	(.019 )	(.000 )*	(.000 )*	(.013 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.61 **	3.27	1.93	.05	.04	1.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3	1	4	18	26	35
Ratio of expenses before expense reductions (%)	.40 ***	.40	.39	.34	.33	.32
Ratio of expenses after expense reductions (%)	.20 ***	.20	.20	.10	.17	.20
Ratio of net investment income (%)	3.15 ***	3.25	1.41	.04	.03	1.25

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.016	.032	.018	.000 *	.000 *	.012
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.016	.032	.018	.000 *	.000 *	.012
Less distributions from:
Net investment income	(.016 )	(.032 )	(.019 )	(.000 )*	(.000 )*	(.012 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.59 **	3.25	1.91	.04	.03	1.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	79	80	81	93	109	117
Ratio of expenses before expense reductions (%)	.39 ***	.42	.41	.37	.35	.35
Ratio of expenses after expense reductions (%)	.23 ***	.22	.22	.10	.17	.22
Ratio of net investment income (%)	3.13 ***	3.20	1.79	.04	.03	1.24

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	17

DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.016	.032	.018	.000 *	.000 *	.012
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.016	.032	.018	.000 *	.000 *	.012
Less distributions from:
Net investment income	(.016 )	(.032 )	(.019 )	(.000 )*	(.000 )*	(.012 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.57 **	3.22	1.88	.04	.02	1.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	35	37	37	40	49
Ratio of expenses before expense reductions (%)	.43 ***	.46	.45	.42	.39	.38
Ratio of expenses after expense reductions (%)	.28 ***	.25	.25	.11	.18	.25
Ratio of net investment income (%)	3.09 ***	3.17	1.80	.04	.02	1.22

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Portfolio — Service Shares
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.012	.024	.010	.000 *	.000 *	.005
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.012	.024	.010	.000 *	.000 *	.005
Less distributions from:
Net investment income	(.012 )	(.024 )	(.011 )	(.000 )*	(.000 )*	(.005 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.17 **	2.41	1.14	.01	.01	.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2	5	5	5	3
Ratio of expenses before expense reductions (%)	1.21 ***	1.24	1.22	1.18	1.17	1.17
Ratio of expenses after expense reductions (%)	1.05 ***	1.04	.98	.15	.18	1.03
Ratio of net investment income (%)	2.30 ***	2.37	1.05	.01	.01	.40

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	19

DWS Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.015	.031	.016	.000 *	.000 *	.011
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.015	.031	.016	.000 *	.000 *	.011
Less distributions from:
Net investment income	(.015 )	(.031 )	(.017 )	(.000 )*	(.000 )*	(.011 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.53 **	3.13	1.76	.02	.01	1.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	42	8	13	32	32
Ratio of expenses before expense reductions (%)	.51 ***	.54	.54	.49	.50	.51
Ratio of expenses after expense reductions (%)	.35 ***	.34	.37	.11	.19	.38
Ratio of net investment income (%)	3.02 ***	3.08	1.68	.02	.01	1.09

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Portfolio — Tax-Free Investment Class
	Six Months Ended 10/31/24	Years Ended April 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.014	.028	.014	.000 *	.000 *	.009
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.014	.028	.014	.000 *	.000 *	.009
Less distributions from:
Net investment income	(.014 )	(.028 )	(.015 )	(.000 )*	(.000 )*	(.009 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.40 **	2.87	1.54	.01	.01	.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	3	4	10	10	7
Ratio of expenses before expense reductions (%)	.75 ***	.79	.77	.73	.71	.72
Ratio of expenses after expense reductions (%)	.60 ***	.59	.59	.14	.19	.59
Ratio of net investment income (%)	2.77 ***	2.82	1.18	.01	.01	.86

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	21

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two diversified funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
The Fund offers multiple classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose a discretionary liquidity fee (not to exceed 2%) upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund’s investments or in other circumstances. A liquidity fee would reduce the amount a shareholder receives upon redemption of shares.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

22	|	DWS Tax-Exempt Portfolio

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2024, the Fund had net tax basis capital loss carryforwards of $3,087 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $152,455,000.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended April 30, 2024, remains subject to examination by taxing authorities.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

DWS Tax-Exempt Portfolio	|	23

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.072% of the Fund’s average daily net assets.
For the period from May 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

24	|	DWS Tax-Exempt Portfolio

such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
DWS Tax-Exempt Cash Premier Shares	.20%
DWS Tax-Exempt Money Fund	.40%
DWS Tax-Free Money Fund Class S	.48%
Tax-Free Investment Class	.72%
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares,Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.
For the six months ended October 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$712
DWS Tax-Exempt Money Fund	63,644
DWS Tax-Free Money Fund Class S	26,838
Service Shares	1,725
Tax-Exempt Cash Managed Shares	27,961
Tax-Free Investment Class	2,860
$123,740
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2024, the Administration Fee was $76,746, of which $12,308 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

DWS Tax-Exempt Portfolio	|	25

October 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2024
DWS Tax-Exempt Cash Premier Shares	$147	$29
DWS Tax-Exempt Money Fund	14,792	5,212
DWS Tax-Free Money Fund Class S	13,744	4,701
Service Shares	2,894	755
Tax-Exempt Cash Managed Shares	841	207
Tax-Free Investment Class	1,536	474
	$33,954	$11,378
In addition, for the six months ended October 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$3
DWS Tax-Exempt Money Fund	486
DWS Tax-Free Money Fund Class S	384
$873
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2024	Annualized Rate	Contractual Rate
Service Shares	$6,863	$1,163.60%		.60%
Tax-Free Investment Class	4,810	903.25%		.25%
	$11,673	$2,066
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

26	|	DWS Tax-Exempt Portfolio

For the six months ended October 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2024	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$26,711	$4,014.15%		.15%
Tax-Free Investment Class	1,347	253.07%		.07%
	$28,058	$4,267
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $898, of which $210 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2024, the Fund engaged in securities purchases of $62,030,000 and securities sales of $60,285,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2024.

DWS Tax-Exempt Portfolio	|	27

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended October 31, 2024		Year Ended April 30, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	1,413,276	$1,413,276	8,324,577	$8,324,577
DWS Tax-Exempt Money Fund	11,285,212	11,285,212	23,146,328	23,146,328
DWS Tax-Free Money Fund Class S	2,397,343	2,397,343	3,981,991	3,981,991
Service Shares	6,413,742	6,413,742	12,926,639	12,926,639
Tax-Exempt Cash Managed Shares	30,506,844	30,506,844	87,866,500	87,866,500
Tax-Free Investment Class	5,164,707	5,164,707	8,091,873	8,091,873
Account maintenance fees	—	5,089	—	6,045
		$57,186,213		$144,343,953
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	11,429	$11,429	47,105	$47,105
DWS Tax-Exempt Money Fund	1,245,526	1,245,526	2,563,620	2,563,620
DWS Tax-Free Money Fund Class S	517,492	517,492	1,073,698	1,073,698
Service Shares	25,741	25,741	80,178	80,178
Tax-Exempt Cash Managed Shares	1,716	1,716	3,605	3,605
Tax-Free Investment Class	52,221	52,221	98,038	98,038
		$1,854,125		$3,866,244
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(2,127,355)	$(2,127,355)	(11,326,900)	$(11,326,900)
DWS Tax-Exempt Money Fund	(14,073,982)	(14,073,982)	(26,677,263)	(26,677,263)
DWS Tax-Free Money Fund Class S	(4,166,176)	(4,166,176)	(6,585,825)	(6,585,825)
Service Shares	(6,139,932)	(6,139,932)	(15,668,413)	(15,668,413)
Tax-Exempt Cash Managed Shares	(38,672,033)	(38,672,033)	(54,259,800)	(54,259,800)
Tax-Free Investment Class	(4,008,623)	(4,008,623)	(8,449,024)	(8,449,024)
		$(69,188,101)		$(122,967,225)

28	|	DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2024		Year Ended April 30, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(702,650)	$(702,650)	(2,955,218)	$(2,955,218)
DWS Tax-Exempt Money Fund	(1,543,244)	(1,543,244)	(967,315)	(967,315)
DWS Tax-Free Money Fund Class S	(1,251,341)	(1,251,341)	(1,530,136)	(1,530,136)
Service Shares	299,551	299,551	(2,661,596)	(2,661,596)
Tax-Exempt Cash Managed Shares	(8,163,473)	(8,163,473)	33,610,305	33,610,305
Tax-Free Investment Class	1,208,305	1,208,305	(259,113)	(259,113)
Account maintenance fees	—	5,089	—	6,045
		$(10,147,763)		$25,242,972
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance

DWS Tax-Exempt Portfolio	|	29

to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

30	|	DWS Tax-Exempt Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Tax-Exempt Portfolio	|	31

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2023, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 4th quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). Based on Broadridge data provided as of December 31, 2023, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if

32	|	DWS Tax-Exempt Portfolio

applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

DWS Tax-Exempt Portfolio	|	33

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
CATTEP-BFE2024

34	|	DWS Tax-Exempt Portfolio

CATTEP-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/4/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/4/2025